Pension and Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2018
Pension and Other Post-Retirement Benefits
Pension and Other Post-Retirement Benefits

Note 11: Pension and Other Post-Retirement Benefits

Retirement Benef its

Defined contribution plans

Employees participate in various defined contribution savings plans that provide for Company-matching contributions. Costs for future employee benefits are accrued over the periods in which employees earn the benefits. Total expense related to defined contribution plans was $13,170 for the year ended December 31, 2018 and $12,488 for the year ended December 31, 2017, which approximates the cash outlays related to the plans.

Defined benefit plans

A limited number of employees participate in noncontributory defined benefit pension plans that are maintained in certain international markets. The plans are managed and funded to provide pension benefits to covered employees in accordance with local regulations and practices. The Company’s obligations related to the defined benefit pension plans is in Accrued expenses and other current liabilities and Other non-current liabilities.

The following table presents the changes in projected benefit obligations, the plan assets, and the funded status of the defined benefit pension plans:

	December 31,
	2018	2017
Obligation and funded status:
Change in benefit obligation
Projected benefit obligation at beginning of year	$14,258	$13,621
Service costs	888	442
Interest cost	283	168
Plan participant contributions	109	—
Actuarial (gain)/losses	29	(640)
Divestiture	(138)	—
Benefit payments	(274)	(123)
Expenses paid from assets	(35)	—
Effect of foreign currency translation	(634)	790
Projected benefit obligation at end of year	$14,486	$14,258

Change in plan assets
Fair value of plan assets at beginning of year	$5,062	$5,062
Actual return on plan assets	95	—
Plan participant contributions	109	—
Employer contributions	460	123
Benefit payments	(274)	(123)
Expenses paid from assets	(35)	—
Effect of foreign currency translation	(233)	—
Fair value of plan assets at end of year	5,184	5,062
Unfunded status	$(9,302)	$(9,196)

The following table summarizes the amounts recognized in the consolidated balance sheets related to the defined benefit pension plans:

	December 31,
	2018	2017
Current liabilities	$(443)	$(342)
Non current liabilities	$(8,859)	$(8,854)
AOCI	$(1,054)	$(1,252)

The following table provides information for those pension plans with an accumulated benefit obligation in excess of plan assets and projected benefit obligations in excess of plan assets:

	December 31,
	2018	2017
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$13,605	$13,499
Fair value of plan assets	$5,184	$5,062
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	$14,486	$14,258
Fair value of plan assets	$5,184	$5,062

The components of net periodic benefit cost changes in plan assets and benefit obligations recognized in other comprehensive loss were as follows:

	December 31,
	2018	2017
Service cost	$888	$442
Interest cost	283	168
Expected return on plan assets	(150)	—
Amortization of actuarial gains	(78)	(4)
Net period benefit cost	$943	$606

The following table presents the weighted-average assumptions used to determine the net periodic benefit cost as of:

	December 31,
	2018	2017
Discount rate	2.31%	2.38%
Expected return on plan assets	3.00%	—%
Rate of compensation increase	3.76%	4.56%
Social Security increase rate	2.50%	2.50%
Pension increase rate	1.80%	2.00%

The following table presents the weighted-average assumptions used to determine the benefit obligations as of:

	December 31,
	2018	2017
Discount rate	2.26%	2.31%
Rate of compensation increase	3.68%	3.76%
Social Security increase rate	2.50%	2.50%
Pension increase rate	1.80%	1.80%

The Company determines the assumptions used to measure plan liabilities as of the December 31 measurement date.

The discount rate represents the interest rate used to determine the present value of the future cash flows currently expected to be required to settle the Company’s defined benefit pension plan obligations. The discount rates are derived using weighted average yield curves on corporate bonds. The cash flows from the Company’s expected benefit obligation payments are then matched to the yield curve to derive the discount rates. At December 31, 2018, the discount rates ranged from 0.40% to 7.10% for the Company’s pension plan and postretirement benefit plan. At December 31, 2017, the discount rates ranged from 0.45% to 7.10% for the Company’s pension plan and postretirement benefit plan.

Plan Assets

The general investment objective for our plan assets is to obtain a rate of investment return consistent with the level of risk being taken and to earn performance rates of return as required by local regulations for our defined benefit plans. For such plans, the strategy is to invest primarily 100% in insurance contracts. Plan assets held in insurance contracts do not have target asset allocation ranges. The expected long-term return on plan assets is estimated based off of historical and expected returns. As of December 31, 2018, the expected weighted-average long-term rate of return on plan assets was 3%.

The fair value of our plan assets and the respective level in the far value hierarchy by asset category is as follows:

	December 31, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total Assets	Level 1	Level 2	Level 3	Total Assets
Fair value measurement of pension plan assets:
Insurance contract	$—	—	5,184	$5,184	$—	—	5,062	$5,062

The fair value of the insurance contracts is an estimate of the amount that would be received in an orderly sale to a market participant at the measurement date. The amount the plan would receive from the contract holder if the contracts were terminated is the primary input and is unobservable. The insurance contracts are therefore classified as Level 3 investments.

The following table provides the estimated pension benefit payments that are payable from the plans to participants as of December 31, 2018 for the following years:

2019	$488
2020	610
2021	489
2022	643
2023	781
2024 to 2027	4,923
Total	$7,934

Based on the current status of our defined benefit obligations, we expect to make payments in the amount of $274 to fund these plans in 2019. However, this estimate may change based on future regulatory changes.